SUBSEQUENT EVENTS (Details)													1 Months Ended		3 Months Ended	6 Months Ended
	Nov. 14, 2024 shares	Oct. 23, 2024 USD ($)	Oct. 13, 2024 USD ($)	Oct. 12, 2024	Aug. 29, 2024 USD ($) $ / shares shares	Aug. 28, 2024 shares	Aug. 09, 2024 USD ($) shares	Jul. 31, 2024 USD ($) D shares	Jul. 10, 2024 shares	Jul. 05, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Feb. 09, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares
SUBSEQUENT EVENTS
Shares issued as deposit for the Commercial Bank acquisition (in shares)															1,234,990
Conversion, shares transferred															2,550,588
Common Stock that may be issuable															10,000,000
Common stock, shares issued											12,455,157		12,455,157		22,245,698	12,455,157	5,031,250		5,031,250
Common stock, $0.0001 par value; | $											$ 1,246		$ 1,246		$ 2,225	$ 1,246	$ 503	$ 503	$ 503
Proceeds from Tau agreement | $															148,383
Common stock issued to for consulting services (in shares)					882,668				1,602,994
Common stock issued to settled vendor obligations | $															2,578	$ 1,459,976
Sale price per share (in Dollars per share) | $ / shares											$ 10	$ 10	$ 10			$ 10
Chardan Note
SUBSEQUENT EVENTS
Conversion amount | $												$ 4,150,000	$ 725,000	$ 725,000	$ 725,000
Conversion, shares issued													2,263,031	2,263,031	2,263,031
Conversion, shares transferred															145,606	198,196
Quantum Ventures LLC
SUBSEQUENT EVENTS
Conversion, shares transferred															366,750
Quantum Ventures LLC | Shares issuable pursuant to Short Term and Long Term Notes
SUBSEQUENT EVENTS
Conversion, shares transferred											1,558,923
Atlas FinTech
SUBSEQUENT EVENTS
Conversion, shares issued							2,788,276
Conversion, shares transferred															127,159
Common stock, $0.0001 par value; | $							$ 803,860
Number of additional shares issued							991,665
Reimbursement shares transferred							1,337,500
Common stock issued to for consulting services (in shares)							4,125,776
Atlas FinTech | Chardan Note
SUBSEQUENT EVENTS
Conversion, shares transferred															52,590
Atlas FinTech | Shares issuable pursuant to Short Term and Long Term Notes
SUBSEQUENT EVENTS
Conversion, shares transferred											1,183,629
AtlasClear Platform
SUBSEQUENT EVENTS
Stock issued during period shares (in Shares)																493,909
AtlasClear Platform | Pacsquare
SUBSEQUENT EVENTS
Common stock, shares issued											336,000		336,000			336,000
ELOC Agreement
SUBSEQUENT EVENTS
Maximum aggregate purchase price | $								$ 10,000,000
Agreement term								24 months
Number of shares of individual advances requested								100,000
Advances requested, percentage of average daily volume of common stock traded								50.00%
Threshold trading days | D								30
Shares price payable as percentage of VWAP of the Common Stock								97.00%							97.00%
Threshold consecutive trading days | D								3
Common Stock that may be issuable															2,310,000
Stock issued during period shares (in Shares)															1,445,527
Proceeds from Tau agreement | $															$ 148,382
Subsequent Event
SUBSEQUENT EVENTS
Stock issued during period shares (in Shares)	500,000
Value of subordinated notes | $			$ 1,280,000
Value of subordinated notes not renewed | $			$ 20,000
Extension term of subordinated notes			1 year
Interest rate of subordinated debt			8.00%	5.00%
Subsequent Event | WILSON-DAVIS
SUBSEQUENT EVENTS
Shares issued as deposit for the Commercial Bank acquisition (in shares)						1,055,448
Subsequent Event | Chardan Note
SUBSEQUENT EVENTS
Conversion amount | $		$ 5,209,764
Subsequent Event | Atlas FinTech
SUBSEQUENT EVENTS
Common stock, $0.0001 par value; | $							$ 803,860
Number of additional shares issued							1,183,629
Reimbursement shares transferred							1,337,500
Percentage of compensation fees agreed							13
Common stock issued to for consulting services (in shares)							2,788,276
Subsequent Event | Lead Nectar
SUBSEQUENT EVENTS
Common stock issued to for consulting services (in shares)					12,000
Common stock issued to settled vendor obligations | $					$ 20,000
Sale price per share (in Dollars per share) | $ / shares					$ 1.66
Subsequent Event | AtlasClear Platform | Pacsquare
SUBSEQUENT EVENTS
Shares issued as deposit for the Commercial Bank acquisition (in shares)										500,000
Subsequent Event | ELOC Agreement
SUBSEQUENT EVENTS
Maximum aggregate purchase price | $								$ 10,000,000
Agreement term								24 months
Number of shares of individual advances requested								100,000
Advances requested, percentage of average daily volume of common stock traded								50.00%
Threshold trading days | D								30
Shares price payable as percentage of VWAP of the Common Stock								97.00%
Threshold consecutive trading days | D								3
Common Stock that may be issuable								10,000,000
Stock issued during period shares (in Shares)								2,475,000